WARRANTS (Details)	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CAD ($) shares	Jun. 30, 2020 $ / shares
WARRANTS
Warrants, beginning balance | shares	10,249,500	8,375,000
Issued | shares	6,790,000	8,424,500
Forfeited | shares		(750,000)
Expired | shares	(1,450,000)	(5,800,000)
Warrants, ending balance	$ 15,589,500	$ 10,249,500
Weighted average exercise price, beginning	$ 0.53		$ 0.93
Weighted average exercise price, issued	0.35		0.33
Weighted average exercise price, forfeited			2.00
Weighted average exercise price, expired	1.29		0.62
Weighted average exercise price, ending	$ 0.38		$ 0.53
Weighted average life remaining, beginning	2 years	1 year 18 days
Weighted average life remaining, issued	1 year 11 months 19 days	2 years 2 months 23 days
Weighted average life remaining, ending	1 year 3 months 18 days	2 years